Stock-Based Compensation - Summary of option activity (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 08, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Balance as of beginning		455,551	390,288	322,495
Granted	82,512	167,657	102,974	150,161
Exercised		(540)	(460)	(14,808)
Forfeited		(1,634)	(12,963)	(5,754)
Expired		(92,079)	(24,288)	(61,806)
Balance as of ending		528,955	455,551	390,288	322,495
Vested or expected to vest at end of the period		528,955	455,551	390,288
Exercisable at ending of the period		350,007	323,323	238,041
Weighted average Exercise Price
Balance as of beginning		$ 68.45	$ 38.57	$ 15.81
Granted	$ 96.95	102.52	165.43	31.56
Exercised	$ 121.19	9.36	6.86	15.81
Forfeited		59.62	38.97	22.55
Expired		88.66	16.43	13.11
Balance as of ending		75.81	68.45	38.57	$ 15.81
Vested or expected to vest at end of the period		75.81	68.45	38.57
Exercisable at ending of the period		80.34	75.23	43.59
Weighted-average grant-date fair value of granted shares		20.17	20.78	13.18
Weighted-average grant-date fair value of forfeited shares		$ 28.37	$ 16.1	$ 10.39
Weighted remaining contractual term (in Years)		5 years 5 months 8 days	5 years 1 month 17 days	5 years 7 months 6 days	4 years 2 months 4 days
Vested or expected to vest, weighted remaining contractual term (in Years)		5 years 5 months 8 days	5 years 1 month 17 days	5 years 7 months 6 days
Exercisable, weighted remaining contractual term (in Years)		3 years 11 months 15 days	4 years 10 days	3 years 11 months 19 days
Aggregate intrinsic value of options granted		$ 15,740	$ 16,456	$ 4,586	$ 3,515
Aggregate intrinsic value of option exercised		40	35	325
Aggregate intrinsic value of vested or expected to vest options		15,740	16,456	4,586
Aggregate intrinsic value of exercisable options		$ 12,682	$ 12,245	$ 3,493